Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 06-0383750-100 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 8,164,695	$ 7,234,829
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Contract Value to Current Value Adjustment	(23,342)	(52,832)
EBP, Form 5500 Caption, Net Assets	8,141,353	$ 7,181,997
EBP, Change in Net Asset Available for Benefit, Increase	1,590,579
EBP, Form 5500 Caption, Net Income (Loss)	1,620,069
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	653,561
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution	(120)
EBP, Reconciliation to Form 5500, Payment to Participant, Decrease from Allocation to Withdrawing Participant, Paid	$ 653,441